TAXES ON INCOME - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.98%)	(4.37%)	(3.87%)
Effect of other permanent differences	(0.21%)	(0.15%)	(0.31%)
Change in valuation allowance	(19.04%)	(19.14%)	(27.71%)
Issuance costs	0.93%	0.36%	6.52%
Provision to return	0.00%	0.00%	0.24%
Capital losses	0.27%	1.06%	1.47%
Other adjustments	(0.22%)	(0.94%)	0.14%
Effective tax rate	(0.25%)	(0.18%)	(0.52%)